Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ (522,132)	$ (1,299,727)	$ 2,488,938	$ 4,585,547
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Dividends earned on marketable securities held in Trust Account	(529,950)		(699,327)
Formation costs paid by stockholder in form of capital contribution		229		229
Interest earned on marketable securities held in Trust Account		(747)		(3,213)
Offering costs allocated to warrants		505,696		505,696
Change in fair value of Sponsor Working Capital Loan			4,200
Change in fair value of warrant liability	(270,488)	680,914	(3,431,576)	(5,621,902)
Changes in operating assets and liabilities:
Prepaid expenses		(315,687)	156,962	(171,837)
Accounts payable			651,410	125,821
Accrued expenses and other current liabilities		29,560	(1,907)
Income tax payable			112,535
Franchise tax payable			29,353	120,647
Net cash used in operating activities		(399,762)	(689,412)	(459,012)
Cash flows from investing activities:
Investment of cash in Trust Account		(116,725,000)	(1,150,000)	(116,725,000)
Net cash used in investing activities		(116,725,000)	(1,150,000)	(116,725,000)
Cash flows from financing activities:
Proceeds from Sponsor Working Capital Loan			470,000
Proceeds from issuance of Class B common stock to Sponsor		25,000		25,000
Proceeds from sale of Units, net of underwriting discount paid		113,050,000		113,050,000
Proceeds from sale of private placement units		5,216,750	1,150,000	5,216,750
Payment of offering costs		(770,143)		(770,143)
Net cash provided by financing activities		117,521,607	1,620,000	117,521,607
Net change in cash		396,845	(219,412)	337,595
Cash at the beginning of the period		0	337,595	0
Cash at the end of the period	$ 118,183	396,845	118,183	337,595
Supplemental disclosure of non-cash investing and financing activities
Remeasurement of Class A common stock to redemption amount			1,490,005
Proceeds in excess of initial fair value of working capital loans			378,000
Deferred underwriting fee payable		3,450,000		3,450,000
Initial Classification of Class A common stock subject to redemption		116,725,000		116,725,000
Proceeds from promissory note and repayment		$ 186,542		$ 186,542